Loans from related parties	12 Months Ended
Dec. 31, 2020
Loans from related parties
Loans from related parties

17 Loans from related parties

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	6,309	—

Loans from related parties represents a loan from Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick. Movements in the year were as follows:

	2020	2019
	£ 000	£ 000
As at January 1	—	—
Amounts advanced	5,600	—
Interest charged	709	—
As at December 31	6,309	—

The loans with Imagination Industries Ltd attracted an interest rate of 30% (2019: not applicable) and are repayable on demand.

The loans and borrowings classified as financial instruments are disclosed in note 23 Financial instruments.

The company’s exposure to market and liquidity risk; including maturity analysis, in respect of loans and borrowings is disclosed in note 24 Financial risk management and impairment of financial assets.